John Hancock Financial Services, Inc.

Law Sector
John Hancock Place T-30
P.O. Box 111
Boston, Massachusetts  02117-0111


VIA EDGAR

September 17, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.

Washington, D.C.  20549
Attention: Filing Room

RE    John Hancock Life Insurance Company and
      John Hancock Variable Life Insurance Company
      Registration Statements Filed On Form S-6

           John Hancock Variable Life Account S  (Vep Plus)      # 33-64366
           John Hancock Variable Life Account S  (Vep Edge)      #333-55172
           John Hancock Variable Life Account UV (Vep Plus)      #333-73082
           John Hancock Variable Life Account UV (Vep Edge)      #333-73072
           John Hancock Variable Life Account UV (MVL Plus)      #333-70734
           John Hancock Variable Life Account UV (MVL Edge)      #333-70746
           John Hancock Variable Life Account U  (MVL Edge)      #333-52128


Dear Sir/Madam:

Pursuant to rule 497(j) and in lieu of filing final printed prospectuses, we hereby certify respecting the above-captioned registration statements on Form S-6 that:

(1) the form of prospectus that would have been filed under Rule 497 would not have differed from that contained in the most recent amendment to the registration statement, and

(2) the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,

/s/ Ronald J. Bocage
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Ronald J. Bocage